UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22784

BNY Mellon Municipal Bond Infrastructure Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 02/28

Date of reporting period: 08/31/2026

FORM N-CSR

Item 1. Reports to Stockholders.

BNY Mellon Municipal Bond Infrastructure Fund, Inc.
SEMI-ANNUAL REPORT
August 31, 2026

BNY Mellon Municipal Bond Infrastructure Fund, Inc.
Protecting Your Privacy Our Pledge to You
THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you
will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial, biometric or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT.
The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information.
The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:
●Information we receive from you, such as your name, address, and social security number.
●Information about your transactions with us, such as the purchase or sale of fund shares.
●Information we receive from agents and service providers, such as proxy voting information.
THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.
Thank you for this opportunity to serve you.
The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND

Back Cover

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DISCUSSION OF FUND PERFORMANCE AND DISTRIBUTION
INFORMATION (Unaudited)
How did the Fund perform last six months?
For the 6-month period ended August 31, 2026, BNY Mellon Municipal Bond Infrastructure Fund, Inc. (the “fund”) produced a total return of -2.86% on a net-asset-value basis and -1.86% on a market price basis.1 Over the same period, the fund provided aggregate income dividends of $.284 per share, which reflects an annualized distribution rate of 5.30%.2 In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”), the fund’s performance benchmark, posted a total return of -1.96% for the same period.3

Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share or market price per share, as applicable. Past performance is no guarantee of future results. Market price per share, net asset value per share and investment return fluctuate.
2
Distribution rate per share is based upon dividends per share paid from undistributed net investment income during the period, annualized, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.
3
Source: Lipper, Inc. — The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax-exempt bond market. Unlike a fund, the Index is not subject to fees and other expenses. Investors cannot invest directly in any index.

PORTFOLIO SUMMARY (Unaudited)
State Allocation (Based on Total Investments)

SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0%
Alabama — 6.5%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	3,820,000	3,662,002
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	1,750,000	1,795,234
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. J	5.00	11/1/2036	1,000,000	1,034,183
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. K	5.00	10/1/2033	2,000,000	2,074,881
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	2,750,000	2,830,479
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.) Ser. A	4.20	5/1/2034	1,000,000	1,011,930
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(a)	5.00	2/1/2031	1,000,000	1,051,564
				13,460,273
Arizona — 7.4%
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project)(b),(c)	7.75	7/1/2050	3,200,000	3,200
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2050	2,665,000	2,257,374
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)(b)	6.00	7/1/2052	2,000,000	1,996,672

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
Arizona — 7.4% (continued)
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2049	1,025,000	925,898
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	5,000,000	5,089,810
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(b)	5.00	6/15/2054	1,000,000	814,351
Tender Option Bond Trust Receipts (Series 2026- XM1353), (Arizona Salt River Project, Revenue Bonds, Ser.A) Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.36	1/1/2054	3,200,000	3,305,075
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.00	7/1/2046	1,000,000	943,023
				15,335,403
Arkansas — 1.7%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	3,500,000	3,568,842
California — 8.3%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. B(a)	5.00	11/1/2035	2,250,000	2,374,148
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. C(a)	5.00	10/1/2032	1,690,000	1,753,760

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
California — 8.3% (continued)
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Los Angeles County Securitization Corp.) Ser. A	4.00	6/1/2049	700,000	620,726
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. C(a)	5.25	10/1/2035	1,000,000	1,102,337
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(b)	5.38	7/1/2050	1,750,000	1,725,160
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project) Ser. A(b)	6.25	9/2/2061	1,000,000	1,016,242
Long Beach Bond Finance Authority, Revenue Bonds, Ser. A	5.50	11/15/2037	5,000,000	5,512,060
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	1,000,000	1,041,211
Southern California Public Power Authority, Revenue Bonds (Southern Transmission System Renewal Project) (Insured; Build America Mutual) Ser. 1	5.25	7/1/2050	2,000,000	2,075,894
				17,221,538
Colorado — 6.3%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (Ascent Classical Academy Charter Schools, Inc Project)(Insured; State Aid Intercept) Ser. A(b)	4.75	4/1/2036	1,500,000	1,459,753

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
Colorado — 6.3% (continued)
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,000,000	1,015,662
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	3,000,000	2,500,069
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	1,205,000	1,047,385
Colorado University Research Foundation, Revenue Bonds (The Prospect Project) Ser. A(b)	5.25	3/1/2045	650,000	651,012
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.50	11/15/2053	1,000,000	1,029,418
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,000,000	2,036,157
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	1,000,000	788,591
Tender Option Bond Trust Receipts (Series 2020- XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	7.96	8/1/2044	2,455,000	2,677,738
				13,205,785

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
Connecticut — .6%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	875,000	761,464
Stamford Housing Authority, Revenue Bonds, Refunding (Mozaic Concierge Living), Ser. A	6.25	10/1/2060	500,000	502,756
				1,264,220
Delaware — .5%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,003,839
District of Columbia — 1.0%
District of Columbia, Revenue Bonds, Refunding (The Catholic University of America) Ser. A	5.75	10/1/2055	2,000,000	2,068,597
Florida — 6.8%
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2049	3,425,000	3,448,495
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	6.25	6/15/2055	1,500,000	1,518,647
Florida Local Government Finance Commission, Revenue Bonds (Fleet Landing at Nocatee Project) Ser. A(b)	6.63	11/15/2045	1,000,000	1,066,433
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	2,480,000	2,113,382

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
Florida — 6.8% (continued)
Lee County Industrial Development Authority, Revenue Bonds, Refunding, Ser. 1	4.00	4/1/2049	1,750,000	1,499,731
Miami-Dade County Water & Sewer System, Revenue Bonds (Insured; Build America Mutual)	4.00	10/1/2051	1,000,000	878,763
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.00	11/15/2055	1,300,000	1,266,603
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,100,060
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	500,000	468,331
Village Community Development District No. 15, Special Assessment Bonds(b)	5.25	5/1/2054	900,000	886,811
				14,247,256
Georgia — 6.1%
Savannah Georgia Convention Center Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) (Convention Center Hotel) Ser. C	5.50	6/1/2045	350,000	374,280
Tender Option Bond Trust Receipts (Series 2020- XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	6.61	7/1/2044	3,600,000	3,677,525

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
Georgia — 6.1% (continued)
Tender Option Bond Trust Receipts (Series 2023- XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	8.59	1/1/2059	2,060,000	2,021,437
Tender Option Bond Trust Receipts (Series 2025- XF8066), (Atlanta Department of Aviation, Revenue Bonds, Ser. B1), Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	9.79	7/1/2050	3,520,000	3,590,152
Tender Option Bond Trust Receipts (Series 2026- XF8152), (Atlanta, Revenue Bonds, Refunding (Sustainability Bonds)) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	9.89	11/1/2056	3,000,000	3,139,027
				12,802,421
Illinois — 10.1%
Chicago, GO (Housing and Economic Development Projects) Ser. F	6.00	1/1/2055	1,000,000	1,022,902
Chicago, GO, Ser. A	5.00	1/1/2044	900,000	856,304
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	2,500,000	2,508,250
Chicago Board of Education, GO, Ser. A	6.25	12/1/2050	850,000	864,436
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2035	1,500,000	1,500,117
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2035	1,500,000	1,577,270
Cook County Community College District No. 508, GO (City Colleges Of Chicago) (Insured; Build America Mutual)	5.50	12/1/2051	500,000	522,478
Illinois, GO, Ser. D	5.00	11/1/2027	2,000,000	2,050,712
Illinois, GO, Ser. D	5.00	11/1/2028	2,600,000	2,661,864

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
Illinois — 10.1% (continued)
Illinois, Revenue Bonds, Ser. C	5.00	6/15/2045	2,000,000	2,039,535
Illinois Finance Authority, Revenue Bonds (Plymouth Place Obligated Group) Ser. A	6.63	5/15/2052	1,000,000	1,047,829
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(f)	0.00	12/15/2036	1,400,000	914,733
Tender Option Bond Trust Receipts (Series 2023- XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.39	6/1/2048	1,625,000	1,407,476
Tender Option Bond Trust Receipts (Series 2025- XF3349), (Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	10.37	1/1/2053	2,100,000	2,156,873
				21,130,779
Indiana — .8%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)(b),(c)	7.00	3/1/2039	1,925,000	192
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,000,000	1,018,094
Valparaiso, Revenue Bonds, Refunding (Pratt Paper (IN) LLC Project)(b)	5.00	1/1/2054	750,000	722,167
				1,740,453

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
Iowa — .6%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(g)	5.00	12/1/2032	1,150,000	1,276,753
Kentucky — 2.4%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	1,000,000	1,000,059
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,000,000	1,032,928
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	5.00	12/1/2033	2,000,000	2,034,743
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. C	5.00	5/1/2036	1,000,000	1,037,615
				5,105,345
Louisiana — 4.0%
Ernest N. Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.50	7/15/2054	1,500,000	1,565,551
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	1,825,000	1,871,847
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2050	1,325,000	1,386,765
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2055	3,300,000	3,418,658
				8,242,821

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
Maine — .6%
Finance Authority of Maine, Revenue Bonds (University of New England)	5.50	7/1/2055	1,250,000	1,293,540
Maryland — 2.3%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2064	650,000	652,822
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	4,200,000	4,115,248
				4,768,070
Massachusetts — 2.2%
Massachusetts Development Finance Agency, Revenue Bonds (Brown University) Ser. A	5.50	8/15/2050	1,000,000	1,038,733
Massachusetts Development Finance Agency, Revenue Bonds (Pike Student Housing Project) Ser. A(b)	5.38	7/1/2056	675,000	655,025
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) Ser. N	5.50	7/1/2055	2,080,000	2,166,015
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)(b)	5.00	10/1/2057	750,000	707,017
				4,566,790
Michigan — 4.1%
Michigan Building Authority, Revenue Bonds, Refunding	4.00	10/15/2049	2,330,000	2,080,111
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.50	2/28/2049	1,275,000	1,336,132

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
Michigan — 4.1% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	1,000,000	854,231
Michigan Housing Development Authority, Revenue Bonds, Ser. A	3.35	12/1/2034	2,500,000	2,353,798
Michigan Housing Development Authority, Revenue Bonds, Ser. C	5.05	6/1/2051	1,500,000	1,500,653
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C(f)	0.00	6/1/2058	20,000,000	328,736
				8,453,661
Minnesota — .4%
Woodbury, Revenue Bonds, Refunding (Math & Science Academy)(b)	5.50	6/1/2063	855,000	762,847
Missouri — 2.7%
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.70	11/1/2054	920,000	883,196
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.13	9/1/2049	1,000,000	974,764
St. Louis County Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village Sunset Hills)	5.00	9/1/2042	1,000,000	1,000,035
Tender Option Bond Trust Receipts (Series 2023- XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%(b),(d),(e)	5.41	12/1/2053	3,000,000	2,731,024
				5,589,019

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
Montana — 1.9%
Montana Facility Finance Authority, Revenue Bonds (Benefis Health System Obligated Group) Ser. A	5.50	2/15/2055	3,850,000	3,946,170
Nebraska — .4%
Omaha Public Power District, Revenue Bonds, Ser. A	4.00	2/1/2051	1,000,000	893,976
Nevada — 1.4%
Clark County School District, GO (Insured; Assured Guaranty Corp.) Ser. A	4.25	6/15/2041	2,155,000	2,111,241
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.00	6/1/2058	1,000,000	843,030
				2,954,271
New Hampshire — 2.5%
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(f)	0.00	12/15/2033	800,000	515,155
New Hampshire Business Finance Authority, Revenue Bonds (Winston-Salem Sustainable Energy Partners) Ser. A	5.50	6/1/2050	1,000,000	1,040,159
New Hampshire Business Finance Authority, Revenue Bonds, Ser. 2(a)	4.42	4/1/2036	998,090	980,747
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	2,925,000	2,635,154
				5,171,215
New Jersey — 5.0%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.38	1/1/2035	1,045,000	1,098,122

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
New Jersey — 5.0% (continued)
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.38	1/1/2043	2,500,000	2,501,959
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	1,250,000	1,286,977
New Jersey Transportation Trust Fund Authority, Revenue Bonds(g)	5.50	12/15/2032	1,600,000	1,831,674
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	1,000,000	1,029,596
Tender Option Bond Trust Receipts (Series 2025- XF3423), (New Jersey Turnpike Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	9.83	1/1/2055	2,600,000	2,707,825
				10,456,153
New York — 12.4%
Build New York City Resource Corp., Revenue Bonds (Equality Charter School Project) Ser. A	6.00	6/15/2056	1,500,000	1,479,627
Build New York City Resource Corp., Revenue Bonds (RiverSpring Health Senior Living, Inc. Project) Ser. A(b)	7.00	12/15/2065	2,400,000	2,404,639
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. B(b)	5.00	6/1/2036	1,500,000	1,541,673
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	1,000,000	1,021,795

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
New York — 12.4% (continued)
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	2,100,000	2,210,712
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2036	2,000,000	2,099,991
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2040	1,200,000	1,227,355
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.63	4/1/2040	1,000,000	1,053,501
Tender Option Bond Trust Receipts (Series 2022- XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.06	11/15/2047	3,300,000	2,875,754
Tender Option Bond Trust Receipts (Series 2024- XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal One Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	9.45	6/30/2060	2,150,000	2,168,164

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
New York — 12.4% (continued)
Tender Option Bond Trust Receipts (Series 2024- XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	9.45	12/31/2054	2,100,000	2,117,292
Tender Option Bond Trust Receipts (Series 2025- XF8040), (Long Island Power Authority, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	9.74	9/1/2050	2,100,000	2,175,878
Tender Option Bond Trust Receipts (Series 2026- XM1355), (New York Power Authority, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.17	11/15/2061	3,000,000	2,550,420
Westchester County Local Development Corp., Revenue Bonds, Refunding (Senior Learning Community)(b)	5.00	7/1/2041	1,000,000	980,903
				25,907,704
North Carolina — 2.2%
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2054	2,885,000	2,902,177

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
North Carolina — 2.2% (continued)
North Carolina Medical Care Commission, Revenue Bonds (Deerfield Episcopal Retirement Community Project) Ser. A	5.00	11/1/2040	600,000	617,351
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	1,300,000	1,091,013
				4,610,541
Ohio — 9.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	6,665,000	5,096,778
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,980,000	1,863,631
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	2,500,000	2,500,496
Hamilton County, Revenue Bonds, Refunding (Life Enriching Communities Project)	5.50	1/1/2055	500,000	504,608
Muskingum County, Revenue Bonds (Genesis Healthcare System Project)	5.00	2/15/2048	6,495,000	5,990,342
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Corp.) Ser. B	4.38	12/1/2058	275,000	249,992
Tender Option Bond Trust Receipts (Series 2024- XF1711), (University of Cincinnati Ohio Receipt, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	8.97	6/1/2049	3,200,000	3,267,201
				19,473,048

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
Oklahoma — 2.3%
Tender Option Bond Trust Receipts (Series 2026- XM1369), (Oklahoma City Water Utilities Trust System, Revenue Bonds, Refunding), Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	9.89	7/1/2059	3,200,000	3,313,726
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2045	1,500,000	1,487,966
				4,801,692
Pennsylvania — 7.0%
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2033	1,455,000	1,521,393
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2038	3,750,000	3,544,340
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	2,000,000	2,087,242
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,000,000	862,680
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2043	2,000,000	2,067,066

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
Pennsylvania — 7.0% (continued)
Tender Option Bond Trust Receipts (Series 2023- XF1525), (Pennsylvania Economic Development Financing Authority, Revenue Bonds (University of Pittsburgh Medical Center) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	3.94	5/15/2053	2,300,000	1,955,658
Tender Option Bond Trust Receipts (Series 2023- XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	10.48	9/1/2053	2,400,000	2,508,713
				14,547,092
Rhode Island — 2.3%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2035	1,000,000	1,059,352
Tender Option Bond Trust Receipts (Series 2023- XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	5.04	10/1/2048	4,000,000	3,705,543
				4,764,895
South Carolina — 2.7%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community)	5.00	4/1/2041	1,095,000	1,111,201

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
South Carolina — 2.7% (continued)
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Gray Collegiate Academy Project)(b)	6.25	7/1/2056	2,000,000	1,965,500
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Lutheran Homes of South Carolina Obligated Group)	5.13	5/1/2048	1,750,000	1,511,668
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	1,150,000	968,251
				5,556,620
South Dakota — 1.3%
Tender Option Bond Trust Receipts (Series 2022- XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	8.98	7/1/2046	2,680,000	2,678,956
Tennessee — .6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Belmont University)	5.25	5/1/2048	1,250,000	1,269,564
Texas — 12.5%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2059	1,000,000	867,336
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	5.00	6/15/2064	1,000,000	873,591

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
Texas — 12.5% (continued)
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2054	1,000,000	846,854
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	1,000,000	877,247
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.25	2/15/2049	1,475,000	1,508,689
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	2,000,000	1,735,642
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.50	2/15/2050	2,000,000	2,084,175
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	1,165,000	1,011,828
Houston Airport System, Revenue Bonds (United Airlines) Ser. B	5.50	7/15/2037	2,000,000	2,114,556
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.50	7/1/2053	885,000	817,236
Houston Airport System, Revenue Bonds, Refunding (United Airlines, Inc. Terminal Improvement Projects) Ser. B	5.50	7/15/2035	1,000,000	1,060,147

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
Texas — 12.5% (continued)
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2039	2,480,000	2,339,662
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,000,000	848,961
Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2053	4,500,000	3,933,089
Mission Economic Development Corp., Revenue Bonds (Graphic Packaging International, LLC Project)(a)	5.00	6/1/2030	1,000,000	1,027,728
Mission Economic Development Corp., Revenue Bonds (Graphic Packaging International, LLC Project)(a),(b)	5.00	6/1/2030	600,000	615,643
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(a)	4.75	8/1/2036	1,500,000	1,510,122
Texas Municipal Power Agency, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.50	9/1/2055	1,540,000	1,602,158
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	480,000	439,983
				26,114,647
U.S. Related — 1.1%
Puerto Rico, GO, Ser. A(f)	0.00	7/1/2033	211,359	154,458
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	164,238	163,667
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	147,628	145,493
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	126,704	122,899
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	172,269	160,007
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	179,157	159,177
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	90,388	91,872

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
U.S. Related — 1.1% (continued)
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	1,000,000	1,050,724
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	173,199	186,942
				2,235,239
Utah — 3.8%
Downtown Daybreak Public Infrastructure District No. 1, Tax Allocation Bonds(b)	5.88	3/1/2051	500,000	502,802
High Star Ranch Infrastructure Financing District, Special Assessment Bonds (High Star Ranch Assessment Area)(b)	6.25	12/1/2055	2,950,000	2,954,983
Mida Cormont Public Infrastructure District, GO, Ser. A2(b),(h)	6.75	6/1/2055	1,460,000	1,275,758
Pine View Public Infrastructure District No. 2, Special Assessment Bonds (Firelight Assessment Area No. 1)(b)	6.25	12/1/2055	1,000,000	1,002,875
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	6.13	3/1/2055	700,000	720,318
Resort Core Public Infrastructure District No. 1, GO, Ser. B	8.25	3/15/2057	1,000,000	1,014,999
Utah City West Public Infrastructure District No. 1, Special Assessment Bonds (Utah City West Assessment Area No. 1)(b)	5.88	12/1/2055	500,000	502,526
				7,974,261
Washington — 2.6%
Tender Option Bond Trust Receipts (Series 2026- XM1368), (Washington Housing Finance Commission, Revenue Bonds, Refunding (Single Family Program) Ser. 1N) Non-Recourse, Underlying Coupon Rate 4.80%(b),(d),(e)	8.27	12/1/2051	3,120,000	3,048,839

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
Washington — 2.6% (continued)
Washington Convention Center Public Facilities District, Revenue Bonds (Sustainable Bond) Ser. B	4.00	7/1/2058	1,000,000	796,999
Washington Housing Finance Commission, Revenue Bonds, Refunding (Horizon House Project) Ser. B3	4.38	1/1/2033	1,000,000	1,003,172
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts & Sciences)(b)	6.38	7/1/2063	500,000	524,555
				5,373,565
West Virginia — 1.3%
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. A	5.50	6/1/2050	2,500,000	2,607,619
Wisconsin — 7.0%
Public Finance Authority, Revenue Bonds(b)	5.00	7/1/2055	1,000,000	882,659
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,200,000	1,230,647
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,315,000	1,351,482
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	12/31/2065	2,625,000	2,873,413
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(f)	0.00	12/15/2042	3,500,000	1,107,053
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	2,599,207	2,650,112

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 155.0% (continued)
Wisconsin — 7.0% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Legacy Hills Project)(b)	6.00	11/15/2045	1,500,000	1,468,619
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,000,000	1,018,047
Public Finance Authority, Revenue Bonds, Refunding (Million Air Two LLC General Aviation Facilities Project) Ser. A(b)	5.38	6/1/2046	1,000,000	987,781
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,032,321
				14,602,134
Total Investments (cost $332,439,226)			155.0%	323,047,614
Liabilities, Less Cash and Receivables			(55.0%)	(114,626,827)
Net Assets Applicable to Common Stockholders			100.0%	208,420,787

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
August 31, 2026, these securities amounted to $100,520,200 or 48.2% of net assets applicable to
Common Stockholders.

(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2026 was $3,392, which represented .0% of net assets.

(d)
These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security. See Note 3 of the Notes to Financial Statements for details.

(e)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
(g)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(h)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Short
Ultra U.S. Treasury Bond	22	12/21/2026	2,427,539	2,420,688	6,851
Gross Unrealized Appreciation					6,851
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	332,439,226	323,047,614
Cash		963,743
Cash collateral held by broker—Note 3		141,713
Interest receivable		3,877,656
Receivable for investment securities sold		1,485,215
Receivable for futures variation margin—Note 3		15,813
Prepaid expenses		48,272
		329,580,026
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		191,246
RVMTP Shares at liquidation value—Note 1		75,000,000
Payable for inverse floater notes issued—Note 3		42,585,000
Payable for investment securities purchased		2,101,512
Dividends payable to Common Stockholders		920,333
Interest and expense payable related to inverse floater notes issued—Note 3		304,991
Directors’ fees and expenses payable		12,747
Other accrued expenses		43,410
		121,159,239
Net Assets Applicable to Common Stockholders ($)		208,420,787
Composition of Net Assets ($):
Common Stock, par value, $.001 per share (18,405,973 shares issued and outstanding)		18,406
Paid-in capital		262,501,288
Total distributable earnings (loss)		(54,098,907)
Net Assets Applicable to Common Stockholders ($)		208,420,787
Shares Outstanding
(250 million shares authorized)		18,405,973
Net Asset Value Per Share of Common Stock ($)		11.32
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended August 31, 2026 (Unaudited)

Investment Income ($):
Interest Income	8,195,782
Expenses:
Management fee—Note 2(a)	1,086,722
RVMTP Shares interest expense—Note 1(g)	1,395,411
Interest and expense related to inverse floater notes issued—Note 3	644,443
Professional fees	78,258
Shareholders’ reports	32,612
Directors’ fees and expenses—Note 2(c)	32,528
Registration fees	10,885
Shareholder servicing costs	9,464
Chief Compliance Officer fees—Note 2(b)	8,665
Shareholder and regulatory reports service fees—Note 2(b)	8,000
Tender and Paying Agent fees—Note 2(b)	4,373
Custodian fees—Note 2(b)	1,900
Miscellaneous	20,659
Total Expenses	3,333,920
Less—reduction in fees due to earnings credits—Note 2(b)	(1,329)
Net Expenses	3,332,591
Net Investment Income	4,863,191
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(856,944)
Net realized gain (loss) on futures	205,581
Net Realized Gain (Loss)	(651,363)
Net change in unrealized appreciation (depreciation) on investments	(10,691,869)
Net change in unrealized appreciation (depreciation) on futures	30,956
Net Change in Unrealized Appreciation (Depreciation)	(10,660,913)
Net Realized and Unrealized Gain (Loss) on Investments	(11,312,276)
Net (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations	(6,449,085)
See notes to financial statements.

STATEMENT OF CASH FLOWS
Six Months Ended August 31, 2026 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of long term portfolio securities	(56,311,305)
Proceeds from sales of long term portfolio securities	55,775,181
Interest income received	8,165,284
Interest and expense related to inverse floater notes issued	(652,611)
RVMTP Shares interest expense	(1,395,411)
Expenses paid to BNY Mellon Investment Adviser, Inc. and affiliates	(1,104,323)
Operating expenses paid	(272,626)
Net realized and unrealized gain (loss) from futures†	204,911
Net Cash Provided (or Used) in Operating Activities		4,409,100
Cash Flows From Financing Activities ($):
Dividends paid to Common Stockholders	(5,080,015)
Increase in payable for inverse floater notes issued	90,000
Net Cash Provided (or Used) in Financing Activities		(4,990,015)
Net Increase (Decrease) in Cash		(580,915)
Cash and cash collateral held by broker at beginning of period		1,686,371
Cash and Cash Collateral Held by Broker at End of Period		1,105,456
Reconciliation of Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations to Net Cash Provided by (or Used) in Operating Activities ($):
Net (Decrease) in Net Assets Resulting From Operations	(6,449,085)
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations to Net Cash Provided (or Used) in Operating Activities ($):
Decrease in investments in securities at cost	2,654,523
Increase in interest receivable	(30,498)
Increase in receivable for investment securities sold	(1,485,215)
Increase futures variation margin paid	(670)
Increase in prepaid expenses	(35,541)
Increase in Due to BNY Mellon Investment Adviser, Inc. and affiliates	4,008
Decrease in payable for investment securities purchased	(848,488)
Decrease in interest and expense payable related to inverse floater notes issued	(8,168)
Decrease in Directors’ fees and expenses payable	(7,949)
Decrease in other accrued expenses	(44,730)
Net change in unrealized (appreciation) depreciation on investments	10,660,913
Net Cash Provided (or Used) in Operating Activities		4,409,100

†	Includes change in variation margin from beginning of period.
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31,2026 (Unaudited)	Year Ended February 28,2026

Operations ($):
Net investment income	4,863,191	9,066,361
Net realized gain (loss) on investments	(651,363)	(3,079,165)
Net change in unrealized appreciation (depreciation) on investments	(10,660,913)	(444,541)
Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations	(6,449,085)	5,542,655
Distributions ($):
Distributions to stockholders	(5,227,296)	(8,393,124)
Distributions to Common Stockholders	(5,227,296)	(8,393,124)
Total Increase (Decrease) in Net Assets Applicable to Common Stockholders	(11,676,381)	(2,850,469)
Net Assets Applicable to Common Stockholders ($):
Beginning of Period	220,097,168	222,947,637
End of Period	208,420,787	220,097,168
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28/29,
		2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	11.96	12.11	12.06	11.70	13.86	14.41
Investment Operations:
Net investment income(a)	.26	.49	.45	.42	.53	.63
Net realized and unrealized gain (loss) on investments	(.62)	(.18)	(.04)	.38	(2.11)	(.54)
Total from Investment Operations	(.36)	.31	.41	.80	(1.58)	.09
Distributions to Common Stockholders:
Dividends from net investment income	(.28)	(.46)	(.36)	(.44)	(.58)	(.64)
Net asset value, end of period	11.32	11.96	12.11	12.06	11.70	13.86
Market value, end of period	10.62	11.11	10.85	10.33	10.97	13.17
Market Price Total Return (%)	(1.86) (b)	6.92	8.65	(1.82)	(12.41)	(1.33)

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28/29,
		2026	2025	2024	2023	2022
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.09 (c)	3.19	3.26	3.53	2.60	1.68
Ratio of net expenses to average net assets	3.09 (c),(d)	3.19 (d)	3.26 (d)	3.52 (d)	2.60 (d)	1.68
Ratio of interest and expense related to floating rate notes issued to average net assets	1.89 (c)	1.99	2.14	2.36	1.45	.55
Ratio of net investment income to average net assets	4.51 (c),(d)	4.29 (d)	3.69 (d)	3.58 (d)	4.29 (d)	4.32
Portfolio Turnover Rate	15.57 (b)	38.95	24.35	34.36	24.75	11.33
Asset Coverage of RVMTP Shares, end of period	378	393	397	396	387	440
Net Assets, applicable to Common Stockholders, end of period ($ x 1,000)	208,421	220,097	222,948	221,945	215,286	255,086
RVMTP Shares Outstanding, end of period ($ x 1,000)	75,000	75,000	75,000	75,000	75,000	75,000
Floating Rate Notes Outstanding, end of period ($ x 1,000)	42,585	42,495	43,455	24,895	38,130	48,640

(a)	Based on average common shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—Significant Accounting Policies:
BNY Mellon Municipal Bond Infrastructure Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified closed-end management investment company. The fund’s investment objective is to seek to provide as high a level of current income exempt from regular federal income tax as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The fund’s common stock (“Common Stock”) trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DMB.
The fund has outstanding 750 shares of Remarketable Variable Rate MuniFund Term Preferred Shares (“RVMTP Shares”). The fund is subject to certain restrictions relating to the RVMTP Shares.  Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of Common Stock (“Common Stockholders”) or repurchasing shares of Common Stock and/or could trigger the mandatory redemption of RVMTP Shares at their liquidation value (i.e., $100,000 per share). Thus, redemptions of RVMTP Shares may be deemed to be outside of the control of the fund.
The RVMTP Shares have a mandatory redemption date of October 16, 2049, and are subject to mandatory tender upon each 42 month anniversary of October 16, 2020, the effective date of their refinancing, or upon the end of a Special Terms Period (as defined in the fund’s articles supplementary) (each an Early Term Redemption Date (as defined in the fund’s articles supplementary)), subject to the option of the holders to retain the RVMTP Shares. On October 16, 2023, the RVMTP Shares were successfully remarketed during their first Early Term Redemption Date, and the RVMTP Shares were extended through the 42 month anniversary of October 16, 2023. RVMTP Shares that are neither retained by the holders nor successfully remarketed by the Early Term Redemption Date will be redeemed by the fund. The fund is subject to a Tender and Paying Agent Agreement with the Bank of New York Mellon, with respect to the RVMTP Shares.
The holders of RVMTP Shares, voting as a separate class, have the right to elect at least two directors. The holders of RVMTP Shares will vote as a separate class on certain other matters, as required by law. The fund’s Board of Directors (the “Board”) has designated Nathan Leventhal and Benaree Pratt Wiley as directors to be elected by the holders of RVMTP Shares.
Dividends on RVMTP Shares are normally declared daily and paid monthly. The Dividend Rate on the RVMTP Shares is, except as otherwise provided, equal to the rate per annum that results from the sum of (1) the Index Rate plus (2) the Applicable Spread as determined for the RVMTP Shares on the Rate Determination Date immediately

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
preceding such Subsequent Rate Period plus (3) the Failed Remarketing Spread (all defined terms as defined in the fund’s articles supplementary) (see Note 1(e) - Dividends to holders of RVMTP Shares).
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	323,047,614	—	323,047,614
	—	323,047,614	—	323,047,614
Other Financial Instruments:
Futures††	6,851	—	—	6,851
	6,851	—	—	6,851
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes†††	—	(42,585,000)	—	(42,585,000)
RVMTP Shares†††	—	(75,000,000)	—	(75,000,000)
	—	(117,585,000)	—	(117,585,000)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and
Liabilities.

†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
The Additional Information section within the annual report dated February 28, 2026, provides more details about the fund’s principal risk factors.
(d) Dividends and distributions to Common Stockholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Common Stockholders will have their distributions reinvested in additional shares of the fund, unless such Common Stockholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent for the fund’s Common Stock, will buy fund shares in the open market and reinvest those shares accordingly.
On August 4, 2026, the Board declared a cash dividend of $.050 per share from undistributed net investment income, payable on September 1, 2026 to Common Stockholders of record as of the close of business on August 18, 2026, with an ex-dividend date of August 18, 2026.
(e) Dividends to holders of RVMTP Shares: Dividends on RVMTP Shares are normally declared daily and paid monthly. The Dividend Rate on the RVMTP Shares is, except as otherwise provided, equal to the rate per annum that results from the sum of (1) the Index Rate plus (2) the Applicable Spread as determined for the RVMTP Shares on the Rate Determination Date immediately preceding such Subsequent Rate Period plus (3) the Failed Remarketing Spread. The Applicable Rate of the RVMTP Shares was equal to the sum of 1.30% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index rate of 2.28% on August 31, 2026.  The dividend rate as of August 31, 2026 for the RVMTP Shares was 3.58% (all defined terms as defined in the fund’s articles supplementary).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended February 28, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $46,544,378 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to February 28, 2026. The fund has $34,844,375 of short-term capital losses and $11,700,003 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to Common Stockholders during the fiscal year ended February 28, 2026 were as follows: tax-exempt income $8,393,124. The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) RVMTP Shares: The fund’s RVMTP Shares aggregate liquidation preference is shown as a liability, since they have a stated mandatory redemption date of October 16, 2049. Dividends paid on RVMTP Shares are treated as interest expense and recorded on the accrual basis. Costs directly related to the issuance of the RVMTP Shares are considered debt issuance costs which has been fully amortized into expense over the life of the RVMTP Shares.
During the period ended August 31, 2026, total fees pursuant to RVMTP Shares amounted to $1,395,411. These fees are included in RVMTP Shares interest expense in the Statement of Operations.
The average amount of borrowings outstanding for the RVMTP Shares during the period ended August 31, 2026 was approximately $75,000,000, with a related weighted average annualized interest rate of 3.69%.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .65% of the average daily value of the fund’s total assets, including any assets attributable to effective leverage, minus certain defined accrued liabilities (the “Managed Assets”) and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .27% of the average daily value of the fund’s Managed Assets.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Custodian fees. For financial reporting purposes, the fund includes custody net earning credits as an expense offset in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2026, the fund was charged $1,900 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,329.
The fund compensates The Bank of New York Mellon under a Tender and Paying Agent Agreement for providing certain transfer agency and payment services with respect to the RVMTP Shares. During the period ended August 31, 2026, the fund was charged $4,373 for the services provided by the Tender and Paying Agent.
During the period ended August 31, 2026, the fund was charged $8,665 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2026, the Custodian was compensated $8,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $181,391, Custodian fees of $1,571, Tender and Paying Agent fees of $729, Chief Compliance Officer fees of $2,222 and shareholder and regulatory reports service fees of $5,333.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 3—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and secured borrowings of inverse floater securities, during the period ended August 31, 2026, amounted to $44,567,244 and $46,224,484, respectively.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2026, was approximately $42,948,750, with a related weighted average annualized interest rate of 2.98%.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended August 31, 2026 is discussed below.
Broker Deposits: The amount included in Cash collateral held by broker in the Statement of Assets and Liabilities represents cash balances that are held by one or more brokers, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at August 31, 2026 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Fair value of derivative instruments as of August 31, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	6,851 (1)	Interest Rate Risk	-
Gross fair value of derivative contracts	6,851		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended August 31, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Interest Rate	205,581	205,581
Total	205,581	205,581

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Interest Rate	30,956	30,956
Total	30,956	30,956

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended August 31, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Short	2,525,188
At August 31, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $9,384,761, consisting of $5,365,439 gross unrealized appreciation and $14,750,200 gross unrealized depreciation.
At August 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

PROXY RESULTS (Unaudited)
Common Stockholders and holders of RVMTP Shares voted together as a single class (except as noted below) on the following proposals presented at the annual shareholders’ meeting held on August 27, 2026. The results were as follows:
	Shares
	For	Withheld
To elect three Class III Directors:†
Joseph S. DiMartino	7,119,883	996,290
Isabel P. Dunst	7,136,837	979,338
Paul Kazarian††	2,410,633	24,634
Benaree Pratt Wiley†††	750	0

†	Each Board Member’s initial term expires in 2029.
††	Mr. Kazarian was not elected to the Board.
†††	Elected solely by holders of RVMTP Shares; Common Stockholders are not entitled to vote.

	Shares
	For	Against	Abstain
Board De-Classification Proposal	3,774,826	6,479,196	296,770

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)
At a meeting of the fund’s Board of Directors held on August 5-6, 2026, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. Representatives of the Adviser noted that the fund is a closed-end fund without daily inflows and outflows of capital and provided the fund’s asset size.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Common Stock with the performance of a group of general and insured municipal debt leveraged closed-end funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all general and insured municipal debt leveraged closed-end funds (the “Performance Universe”), all for various periods ended June 30, 2026, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of general and insured municipal debt leveraged closed-end funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies and the extent and manner in which leverage is employed that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance, on a net asset value basis, was above the Performance Group and Performance Universe medians for all periods under review, except for the two-, three- and four-year periods when the fund’s total return performance, on a net asset value basis, was below the Performance Group and Performance Universe medians. The Board also considered that the fund’s total return performance, on a market price basis, was below the Performance Group and Performance Universe medians for all periods under review, except for the two- and ten-year periods when the fund’s total return performance, on a market price basis, was above the Performance Group and Performance Universe medians. The Board also considered that the fund’s yield performance, on a net asset value basis, was below the Performance Group for six of the ten one-year periods and was below the Performance Universe medians for eight of the ten one-year periods ended June 30. The Board also considered that the fund’s yield performance, on a market price basis, was below the Performance Group for five of the ten one-year periods and was below the Performance Universe medians for seven of the ten one-year periods ended June 30. The Board considered the relative proximity of the fund’s yield performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns (on a net asset value basis) to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in six of the ten calendar years shown. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review, noting that the portfolio managers are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee, based on common assets and leveraged assets together and common assets alone, was higher than the Expense Group median and the Expense Universe median actual management fees, and the fund’s total expenses, based on common assets and leveraged assets together, were approximately equivalent to the Expense Group median and equal to the Expense Universe median total expenses and, based on common assets alone, were lower than the Expense Group median and equal to the Expense Universe median total expenses.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, because the fund is a closed-end fund without daily inflows and outflows of capital, there were not significant economies of scale at this time to be realized by the Adviser in managing the fund’s assets. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s relative total return performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

OFFICERS AND DIRECTORS
BNY Mellon Municipal Bond Infrastructure Fund, Inc.
240 Greenwich Street
New York, NY 10286
Directors
Joseph S. DiMartino, Chairman
Francine J. Bovich
J. Charles Cardona
Andrew J. Donohue
Isabel P. Dunst
Nathan Leventhal†
Robin A. Melvin
Roslyn M. Watson
Benaree Pratt Wiley†
Tamara Belinfanti††
† Elected by holders of RVMTP Shares
†† Advisory Board Member
Officers
President
David DiPetrillo
Chief Legal Officer
Peter M. Sullivan
Vice President and Secretary
Sarah S. Kelleher
Vice Presidents and Assistant Secretaries
Deirdre Cunnane
Lisa M. King
Jeff Prusnofsky
Amanda Quinn
Treasurer
James Windels
Vice Presidents
Daniel Goldstein
Joseph Martella
Officers (continued)
Assistant Treasurers
Roberto G. Mazzeo
Gavin C. Reilly
Robert Salviolo
Robert Svagna
Chief Compliance Officer
Joseph W. Connolly
Portfolio Managers
Jeffrey B. Burger
Thomas C. Casey
Adviser
BNY Mellon Investment Adviser, Inc.
Sub-Adviser
Insight North America LLC
Custodian
The Bank of New York Mellon
Counsel
Stradley Ronon Stevens & Young, LLP
Transfer Agent, Dividend Disbursing Agent and Registrar
Computershare Inc. (Common Stock)
The Bank of New York Mellon (RVMTP Shares)
Stock Exchange Listing
NYSE Symbol: DMB
Initial SEC Effective Date
4/26/13
The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.
Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its beneficial interest in the open market when it can do so at prices below the then current net asset value per share.

For More Information
BNY Mellon Municipal Bond Infrastructure Fund, Inc.
240 Greenwich Street
New York, NY 10286
Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286
Sub-Adviser
Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Transfer Agent & Registrar (Common Stock)
Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310
Dividend Disbursing Agent (Common Stock)
Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol: DMB

For more information about the fund, visit https://bny.com/closed-end-funds. Here you will find the fund’s most recently available quarterly fact sheets and other information about the fund. The information posted on the fund’s website is subject to change without notice.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent six-month period ended August 31, 2026 is available at www.bny.com/investments and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0805SA0826

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

a)(5) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Municipal Bond Infrastructure Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: October 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: October 22, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: October 22, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)